Document and Entity Information Document	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	VISTEON CORPORATION
Entity Central Index Key	0001111335
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15827
Entity Address, Address Line One	One Village Center Drive,
Entity Address, City or Town	Van Buren Township,
Entity Tax Identification Number	38-3519512
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48111
City Area Code	800
Local Phone Number	VISTEON
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	VC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false